Compensation of Directors, Executive Officers and other key management personnel (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current executive directors
Compensation
Compensation and benefits	$ 15	$ 12	$ 13
Executive officers
Compensation
Compensation	496	416	401
Post-employment benefits	331	265	$ 265
Loans receivable	$ 48	$ 27